NATIONWIDE

VARIABLE

ACCOUNT-12

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Variable Account-12:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-12 (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

NATIONWIDE FUNDS GROUP

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)

WADDELL & REED, INC.

Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

Variable Insurance Portfolios - Energy (WRENG)

Variable Insurance Portfolios - Global Bond (WRGBP)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)

Variable Insurance Portfolios - International Core Equity (WRI2P)

Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)

Variable Insurance Portfolios - Value (WRVP)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2017

Assets:
Investments at fair value:
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
212,143 shares (cost $2,692,839)	$2,885,147
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2,063,315 shares (cost $31,404,093)	33,240,011
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
1,972,447 shares (cost $33,174,029)	36,628,342
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
1,092,617 shares (cost $11,267,929)	11,013,582
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2,922,047 shares (cost $33,186,683)	38,045,057
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
3,039,496 shares (cost $32,322,535)	42,887,287
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,661,117 shares (cost $18,793,059)	18,886,895
NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)
5,530,958 shares (cost $58,958,099)	66,482,113
NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)
1,241,769 shares (cost $13,200,828)	14,441,779
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
832,835 shares (cost $4,513,600)	4,709,933
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
6,664,775 shares (cost $35,131,728)	37,017,491
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
32,874,495 shares (cost $176,782,546)	190,060,608
Variable Insurance Portfolios - Asset Strategy (WRASP)
7,166,173 shares (cost $70,811,795)	67,131,280
Variable Insurance Portfolios - Balanced (WRBP)
3,886,221 shares (cost $33,853,817)	30,903,621
Variable Insurance Portfolios - Bond (WRBDP)
5,921,412 shares (cost $32,830,361)	31,702,054
Variable Insurance Portfolios - Core Equity (WRCEP)
4,677,492 shares (cost $56,364,001)	57,514,442
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2,724,138 shares (cost $20,565,368)	23,376,377
Variable Insurance Portfolios - Energy (WRENG)
1,541,752 shares (cost $10,117,939)	9,048,234
Variable Insurance Portfolios - Global Bond (WRGBP)
845,343 shares (cost $4,287,180)	4,190,449
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2,351,857 shares (cost $12,040,031)	10,891,686
Variable Insurance Portfolios - Growth (WRGP)
4,274,614 shares (cost $46,169,343)	51,688,635
Variable Insurance Portfolios - High Income (WRHIP)
11,335,710 shares (cost $41,822,475)	41,232,513
Variable Insurance Portfolios - International Growth (WRIP)
1,536,495 shares (cost $13,123,889)	15,160,901
Variable Insurance Portfolios - International Core Equity (WRI2P)
821,814 shares (cost $13,944,213)	15,271,605
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
910,175 shares (cost $4,476,197)	4,441,379
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
382,417 shares (cost $8,776,496)	8,573,779
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2,188,052 shares (cost $20,503,157)	25,401,094

Variable Insurance Portfolios - Money Market (WRMMP)
15,819,212 shares (cost $15,819,212)	15,819,212
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
9,767,656 shares (cost $48,322,845)	50,425,526
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
14,818,887 shares (cost $77,269,810)	76,441,748
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
117,120,391 shares (cost $608,550,098)	631,911,360
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
131,190,606 shares (cost $695,340,728)	732,909,437
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
33,014,723 shares (cost $175,039,956)	175,592,104
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
1,531,364 shares (cost $12,728,219)	11,702,533
Variable Insurance Portfolios - Science and Technology (WRSTP)
1,990,919 shares (cost $42,354,663)	53,829,467
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
1,752,088 shares (cost $18,688,751)	20,373,628
Variable Insurance Portfolios - Small Cap Value (WRSCV)
511,347 shares (cost $8,576,130)	9,366,247
Variable Insurance Portfolios - Value (WRVP)
2,878,865 shares (cost $18,203,907)	18,536,435

Total Investments	$2,689,733,991

Other Accounts Payable	(303)

$2,689,733,688

Contract Owners’ Equity:
Accumulation units	2,682,649,282
Contracts in payout (annuitization) period (note 1f)	7,084,406

Total Contract Owners’ Equity (note 5)	$2,689,733,688

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	Total	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC
Reinvested dividends	$24,954,726	44,321	587,444	589,523	212,638	654,666	689,084	344,861
Mortality and expense risk charges (note 2)	(36,525,639)	(65,619)	(459,265)	(456,702)	(146,652)	(536,543)	(597,197)	(264,787)

Net investment income (loss)	(11,570,913)	(21,298)	128,179	132,821	65,986	118,123	91,887	80,074

Realized gain (loss) on investments	38,122,105	754,822	667,849	717,593	(109,577)	2,299,314	2,808,053	372,807
Change in unrealized gain (loss) on investments	189,398,473	(418,425)	1,382,270	2,112,425	281,913	(506,530)	593,899	181,392

Net gain (loss) on investments	227,520,578	336,397	2,050,119	2,830,018	172,336	1,792,784	3,401,952	554,199

Reinvested capital gains	125,204,607	257,235	792,420	1,264,728	229,458	2,229,570	2,791,240	789,469

Net increase (decrease) in contract owners’ equity resulting from operations	$341,154,272	572,334	2,970,718	4,227,567	467,780	4,140,477	6,285,079	1,423,742

Investment Activity:	IDPG2	IDPGI2	WRPMAV	WRPMCV	WRPMMV	WRASP	WRBP	WRBDP
Reinvested dividends	$1,037,326	240,752	19,970	143,665	770,603	1,035,930	508,874	548,547
Mortality and expense risk charges (note 2)	(786,109)	(179,650)	(66,626)	(456,160)	(2,327,584)	(1,010,572)	(464,396)	(494,847)

Net investment income (loss)	251,217	61,102	(46,656)	(312,495)	(1,556,981)	25,358	44,478	53,700

Realized gain (loss) on investments	224,888	37,208	(7,677)	15,824	312,576	1,401,889	(1,014,907)	(384,757)
Change in unrealized gain (loss) on investments	7,243,959	1,310,439	510,550	2,918,571	16,541,758	9,010,865	2,977,335	953,255

Net gain (loss) on investments	7,468,847	1,347,647	502,873	2,934,395	16,854,334	10,412,754	1,962,428	568,498

Reinvested capital gains	625,908	122,357	126,940	707,658	4,532,961	-	900,222	241,854

Net increase (decrease) in contract owners’ equity resulting from operations	$8,345,972	1,531,106	583,157	3,329,558	19,830,314	10,438,112	2,907,128	864,052

Investment Activity:	WRCEP	WRDIV	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRIP
Reinvested dividends	$251,003	310,902	68,259	127,696	14,849	124,666	2,448,045	7,204
Mortality and expense risk charges (note 2)	(841,420)	(355,933)	(144,939)	(67,114)	(158,179)	(735,313)	(659,617)	(216,378)

Net investment income (loss)	(590,417)	(45,031)	(76,680)	60,582	(143,330)	(610,647)	1,788,428	(209,174)

Realized gain (loss) on investments	8,177	1,423,590	(195,055)	(30,980)	163,448	1,338,105	278,335	489,715
Change in unrealized gain (loss) on investments	8,117,204	953,098	(1,421,727)	96,093	82,163	6,836,244	106,746	2,284,504

Net gain (loss) on investments	8,125,381	2,376,688	(1,616,782)	65,113	245,611	8,174,349	385,081	2,774,219

Reinvested capital gains	2,269,943	802,839	-	-	-	4,438,103	-	384,057

Net increase (decrease) in contract owners’ equity resulting from operations	$9,804,907	3,134,496	(1,693,462)	125,695	102,281	12,001,805	2,173,509	2,949,102

Investment Activity:	WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP	WRPAP	WRPCP	WRPMP
Reinvested dividends	$206,972	77,631	-	-	97,937	467,225	561,041	4,812,931
Mortality and expense risk charges (note 2)	(217,330)	(71,898)	(131,128)	(377,811)	(234,451)	(723,674)	(1,072,117)	(8,485,631)

Net investment income (loss)	(10,358)	5,733	(131,128)	(377,811)	(136,514)	(256,449)	(511,076)	(3,672,700)

Realized gain (loss) on investments	88,209	(4,607)	3,435	1,444,755	-	2,338,626	(138,875)	6,325,918
Change in unrealized gain (loss) on investments	2,747,479	(1,980)	689,409	3,726,418	-	2,892,462	4,209,373	40,837,765

Net gain (loss) on investments	2,835,688	(6,587)	692,844	5,171,173	-	5,231,088	4,070,498	47,163,683

Reinvested capital gains	-	-	25,669	759,263	1,006	3,611,304	3,165,546	34,080,751

Net increase (decrease) in contract owners’ equity resulting from operations	$2,825,330	(854)	587,385	5,552,625	(135,508)	8,585,943	6,724,968	77,571,734

Investment Activity:	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP
Reinvested dividends	$6,045,222	1,464,831	161,310	-	-	-	278,798
Mortality and expense risk charges (note 2)	(9,573,297)	(2,464,666)	(182,349)	(780,978)	(293,391)	(140,221)	(285,095)

Net investment income (loss)	(3,528,075)	(999,835)	(21,039)	(780,978)	(293,391)	(140,221)	(6,297)

Realized gain (loss) on investments	9,390,636	1,169,378	524,838	4,374,795	493,339	223,810	316,608
Change in unrealized gain (loss) on investments	53,442,848	10,553,558	(1,547,658)	5,527,950	3,044,055	(139,343)	1,268,136

Net gain (loss) on investments	62,833,484	11,722,936	(1,022,820)	9,902,745	3,537,394	84,467	1,584,744

Reinvested capital gains	43,605,316	8,491,875	1,507,509	4,473,447	476,118	1,121,723	378,118

Net increase (decrease) in contract owners’ equity resulting from operations	$102,910,725	19,214,976	463,650	13,595,214	3,720,121	1,065,969	1,956,565

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	Total		GVIDA		NVDBL2		NVDCA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(11,570,913)	220,585	(21,298)	1,347	128,179	217,838	132,821	220,511
Realized gain (loss) on investments	38,122,105	25,542,248	754,822	67,126	667,849	272,729	717,593	351,070
Change in unrealized gain (loss) on investments	189,398,473	(134,563,899)	(418,425)	(101,902)	1,382,270	(53,857)	2,112,425	(75,551)
Reinvested capital gains	125,204,607	178,366,283	257,235	263,021	792,420	602,569	1,264,728	1,089,147

Net increase (decrease) in contract owners’ equity resulting from operations	341,154,272	69,565,217	572,334	229,592	2,970,718	1,039,279	4,227,567	1,585,177

Equity transactions:
Purchase payments received from contract owners (note 3)	62,832,804	112,924,607	11,094	42,193	1,620,128	4,281,880	99,867	1,322,770
Transfers between funds (note 3)	-	-	80,637	776,473	551,794	8,330,152	3,189,639	10,186,710
Redemptions (note 3)	(279,889,861)	(204,398,905)	(1,815,992)	(642,220)	(1,377,946)	(1,487,321)	(1,911,247)	(1,972,374)
Annuity benefits	(466,995)	(270,236)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(22,587,975)	(21,441,309)	(265)	(344)	(353,966)	(237,573)	(376,650)	(292,002)
Contingent deferred sales charges (note 2)	(1,030,865)	(988,594)	(1,577)	-	(18,711)	(3,600)	(22,405)	(5,730)
Adjustments to maintain reserves	69,748	(126)	(81)	(37)	(104)	(84)	(86)	19

Net equity transactions	(241,073,144)	(114,174,563)	(1,726,184)	176,065	421,195	10,883,454	979,118	9,239,393

Net change in contract owners’ equity	100,081,128	(44,609,346)	(1,153,850)	405,657	3,391,913	11,922,733	5,206,685	10,824,570
Contract owners’ equity beginning of period	2,589,652,560	2,634,261,906	4,038,983	3,633,326	29,848,119	17,925,386	31,421,657	20,597,087

Contract owners’ equity end of period	$2,689,733,688	2,589,652,560	2,885,133	4,038,983	33,240,032	29,848,119	36,628,342	31,421,657

CHANGES IN UNITS:
Beginning units	181,422,350	187,313,161	324,952	314,243	1,872,012	1,180,649	1,700,773	1,183,791
Units purchased	10,500,352	19,990,448	43,608	68,926	281,129	835,953	211,350	654,582
Units redeemed	(25,072,048)	(25,881,259)	(173,729)	(58,217)	(248,775)	(144,590)	(162,496)	(137,600)

Ending units	166,850,654	181,422,350	194,831	324,952	1,904,366	1,872,012	1,749,627	1,700,773

	GVIDC		GVIDM		GVDMA		GVDMC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$65,986	77,330	118,123	198,816	91,887	158,264	80,074	110,033
Realized gain (loss) on investments	(109,577)	(77,631)	2,299,314	907,589	2,808,053	665,894	372,807	224,064
Change in unrealized gain (loss) on investments	281,913	51,857	(506,530)	(1,106,512)	593,899	(1,124,630)	181,392	(274,023)
Reinvested capital gains	229,458	235,084	2,229,570	2,049,802	2,791,240	3,442,385	789,469	703,791

Net increase (decrease) in contract owners’ equity resulting from operations	467,780	286,640	4,140,477	2,049,695	6,285,079	3,141,913	1,423,742	763,865

Equity transactions:
Purchase payments received from contract owners (note 3)	598,843	312,140	55,778	330,089	106,273	426,447	133,659	396,989
Transfers between funds (note 3)	818,669	1,843,286	821,166	3,002,722	(511,358)	(118,538)	247,036	429,575
Redemptions (note 3)	(1,903,882)	(1,180,363)	(5,260,885)	(3,524,080)	(8,101,222)	(7,394,918)	(2,104,429)	(760,255)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(138,160)	(121,832)	(321,824)	(316,122)	(332,841)	(379,363)	(175,105)	(167,858)
Contingent deferred sales charges (note 2)	(11,835)	(275)	(17,333)	(7,129)	(13,286)	(619)	(6,404)	(1,195)
Adjustments to maintain reserves	(137)	(37)	(150)	(6)	(700)	(25)	(148)	(47)

Net equity transactions	(636,502)	852,919	(4,723,248)	(514,526)	(8,853,134)	(7,467,016)	(1,905,391)	(102,791)

Net change in contract owners’ equity	(168,722)	1,139,559	(582,771)	1,535,169	(2,568,055)	(4,325,103)	(481,649)	661,074
Contract owners’ equity beginning of period	11,182,286	10,042,727	38,627,833	37,092,664	45,455,334	49,780,437	19,368,532	18,707,458

Contract owners’ equity end of period	$11,013,564	11,182,286	38,045,062	38,627,833	42,887,279	45,455,334	18,886,883	19,368,532

CHANGES IN UNITS:
Beginning units	926,166	856,827	2,971,339	3,012,659	3,474,744	4,072,684	1,525,851	1,536,453
Units purchased	131,476	241,707	125,082	323,580	80,723	80,646	47,727	130,285
Units redeemed	(183,737)	(172,368)	(466,758)	(364,900)	(709,981)	(678,586)	(193,398)	(140,887)

Ending units	873,905	926,166	2,629,663	2,971,339	2,845,486	3,474,744	1,380,180	1,525,851

	IDPG2		IDPGI2		WRPMAV		WRPMCV
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$251,217	258,097	61,102	57,770	(46,656)	(25,021)	(312,495)	(226,797)
Realized gain (loss) on investments	224,888	46,107	37,208	3,523	(7,677)	(23,084)	15,824	(33,566)
Change in unrealized gain (loss) on investments	7,243,959	2,113,110	1,310,439	400,048	510,550	(132,514)	2,918,571	(554,224)
Reinvested capital gains	625,908	-	122,357	-	126,940	209,208	707,658	863,568

Net increase (decrease) in contract owners’ equity resulting from operations	8,345,972	2,417,314	1,531,106	461,341	583,157	28,589	3,329,558	48,981

Equity transactions:
Purchase payments received from contract owners (note 3)	5,574,125	13,000,898	997,610	2,296,733	50,950	125,677	3,551,721	6,876,889
Transfers between funds (note 3)	3,058,546	1,875,731	209,150	(9,382)	(85,677)	(13,155)	(223,363)	44,947
Redemptions (note 3)	(1,071,372)	(392,262)	(126,538)	(92,460)	(66,959)	(284,444)	(327,310)	(924,100)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(758,507)	(521,861)	(169,421)	(135,117)	(15,148)	(15,189)	(421,885)	(341,880)
Contingent deferred sales charges (note 2)	(12,005)	(7,161)	(5,418)	(1,707)	(126)	(3,515)	(4,015)	(69,706)
Adjustments to maintain reserves	(80)	(21)	(274)	(26)	(37)	4	(53)	8

Net equity transactions	6,790,707	13,955,324	905,109	2,058,041	(116,997)	(190,622)	2,575,095	5,586,158

Net change in contract owners’ equity	15,136,679	16,372,638	2,436,215	2,519,382	466,160	(162,033)	5,904,653	5,635,139
Contract owners’ equity beginning of period	51,345,430	34,972,792	12,005,553	9,486,171	4,243,773	4,405,806	31,112,821	25,477,682

Contract owners’ equity end of period	$66,482,109	51,345,430	14,441,768	12,005,553	4,709,933	4,243,773	37,017,474	31,112,821

CHANGES IN UNITS:
Beginning units	4,761,203	3,422,681	1,120,857	923,437	389,760	407,874	2,948,397	2,411,152
Units purchased	774,798	1,525,325	111,194	261,456	11,724	14,946	339,931	675,816
Units redeemed	(194,313)	(186,803)	(33,230)	(64,036)	(22,160)	(33,060)	(109,795)	(138,571)

Ending units	5,341,688	4,761,203	1,198,821	1,120,857	379,324	389,760	3,178,533	2,948,397

	WRPMMV		WRASP		WRBP		WRBDP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,556,981)	(1,099,131)	25,358	(733,992)	44,478	(40,530)	53,700	322,709
Realized gain (loss) on investments	312,576	30,040	1,401,889	(4,350,460)	(1,014,907)	(556,359)	(384,757)	(211,222)
Change in unrealized gain (loss) on investments	16,541,758	(2,076,413)	9,010,865	1,442,143	2,977,335	(4,140,229)	953,255	742,642
Reinvested capital gains	4,532,961	4,677,986	-	-	900,222	4,872,238	241,854	98,416

Net increase (decrease) in contract owners’ equity resulting from operations	19,830,314	1,532,482	10,438,112	(3,642,309)	2,907,128	135,120	864,052	952,545

Equity transactions:
Purchase payments received from contract owners (note 3)	19,298,882	38,593,381	632,400	1,548,188	576,040	1,192,422	513,166	1,236,203
Transfers between funds (note 3)	(37,519)	(2,002,335)	(3,487,936)	(10,230,397)	241,408	200,899	(626,465)	1,326,676
Redemptions (note 3)	(3,088,979)	(1,851,966)	(9,872,133)	(12,013,612)	(4,734,942)	(4,391,000)	(5,327,612)	(5,631,531)
Annuity benefits	-	-	(34,064)	(37,220)	(6,042)	(8,763)	(9,396)	(15,497)
Contract maintenance charges (note 2)	(2,224,848)	(1,679,429)	(8,706)	(11,244)	(3,378)	(3,673)	(3,073)	(4,012)
Contingent deferred sales charges (note 2)	(80,694)	(83,835)	(24,049)	(23,533)	(12,119)	(9,206)	(9,701)	(14,344)
Adjustments to maintain reserves	(14)	(108)	(679)	28	(207)	(76)	(235)	36

Net equity transactions	13,866,828	32,975,708	(12,795,167)	(20,767,790)	(3,939,240)	(3,019,397)	(5,463,316)	(3,102,469)

Net change in contract owners’ equity	33,697,142	34,508,190	(2,357,055)	(24,410,099)	(1,032,112)	(2,884,277)	(4,599,264)	(2,149,924)
Contract owners’ equity beginning of period	156,363,456	121,855,266	69,488,294	93,898,393	31,935,733	34,820,010	36,301,307	38,451,231

Contract owners’ equity end of period	$190,060,598	156,363,456	67,131,239	69,488,294	30,903,621	31,935,733	31,702,043	36,301,307

CHANGES IN UNITS:
Beginning units	14,451,880	11,313,076	2,939,549	3,830,913	1,635,291	1,795,512	2,746,268	2,983,728
Units purchased	1,893,482	3,886,651	136,689	292,758	112,151	281,625	170,608	550,293
Units redeemed	(699,382)	(747,847)	(646,300)	(1,184,122)	(304,515)	(441,846)	(575,977)	(787,753)

Ending units	15,645,980	14,451,880	2,429,938	2,939,549	1,442,927	1,635,291	2,340,899	2,746,268

	WRCEP		WRDIV		WRENG		WRGBP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(590,417)	(596,427)	(45,031)	(62,029)	(76,680)	(132,898)	60,582	107,763
Realized gain (loss) on investments	8,177	771,618	1,423,590	(56,781)	(195,055)	152,326	(30,980)	(47,705)
Change in unrealized gain (loss) on investments	8,117,204	(5,955,530)	953,098	(109,272)	(1,421,727)	2,713,271	96,093	206,982
Reinvested capital gains	2,269,943	6,867,392	802,839	1,449,275	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,804,907	1,087,053	3,134,496	1,221,193	(1,693,462)	2,732,699	125,695	267,040

Equity transactions:
Purchase payments received from contract owners (note 3)	1,082,053	2,226,590	290,220	688,241	323,408	582,228	129,618	146,467
Transfers between funds (note 3)	(790,329)	(2,006,656)	(989,354)	(1,373,042)	193,944	637,247	(5,091)	(346,401)
Redemptions (note 3)	(7,181,262)	(7,895,687)	(4,080,124)	(4,000,414)	(1,184,572)	(1,061,392)	(879,256)	(279,077)
Annuity benefits	(20,454)	(20,865)	(12,147)	(12,927)	(1,276)	(1,317)	-	-
Contract maintenance charges (note 2)	(4,457)	(4,878)	(3,061)	(3,514)	(695)	(812)	(147)	(165)
Contingent deferred sales charges (note 2)	(9,691)	(11,480)	(6,461)	(4,522)	(2,731)	(4,977)	(1,259)	(1,859)
Adjustments to maintain reserves	(972)	(171)	(451)	(66)	(21)	(108)	(59)	(47)

Net equity transactions	(6,925,112)	(7,713,147)	(4,801,378)	(4,706,244)	(671,943)	150,869	(756,194)	(481,082)

Net change in contract owners’ equity	2,879,795	(6,626,094)	(1,666,882)	(3,485,051)	(2,365,405)	2,883,568	(630,499)	(214,042)
Contract owners’ equity beginning of period	54,634,675	61,260,769	25,043,252	28,528,303	11,413,662	8,530,094	4,820,950	5,034,992

Contract owners’ equity end of period	$57,514,470	54,634,675	23,376,370	25,043,252	9,048,257	11,413,662	4,190,451	4,820,950

CHANGES IN UNITS:
Beginning units	2,301,348	2,637,903	1,281,688	1,546,054	936,238	926,804	466,442	513,601
Units purchased	137,275	233,780	56,785	149,839	205,357	257,516	35,599	40,715
Units redeemed	(403,735)	(570,335)	(290,811)	(414,205)	(277,392)	(248,082)	(106,851)	(87,874)

Ending units	2,034,888	2,301,348	1,047,662	1,281,688	864,203	936,238	395,190	466,442

	WRGNR		WRGP		WRHIP		WRIP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(143,330)	(87,504)	(610,647)	(708,795)	1,788,428	2,531,002	(209,174)	(171,414)
Realized gain (loss) on investments	163,448	421,629	1,338,105	200,515	278,335	402,849	489,715	437,132
Change in unrealized gain (loss) on investments	82,163	1,985,098	6,836,244	(5,046,461)	106,746	2,908,925	2,284,504	(1,317,464)
Reinvested capital gains	-	-	4,438,103	5,235,831	-	-	384,057	405,198

Net increase (decrease) in contract owners’ equity resulting from operations	102,281	2,319,223	12,001,805	(318,910)	2,173,509	5,842,776	2,949,102	(646,548)

Equity transactions:
Purchase payments received from contract owners (note 3)	117,206	390,289	1,292,270	1,589,759	785,389	1,558,125	314,553	549,856
Transfers between funds (note 3)	(48,255)	(506,377)	(90,640)	(2,130,729)	43,078	(1,602,270)	171,828	255,703
Redemptions (note 3)	(1,375,701)	(1,278,506)	(7,472,041)	(6,791,996)	(5,993,420)	(4,585,275)	(1,544,807)	(1,469,385)
Annuity benefits	(2,446)	(2,594)	(28,020)	(33,972)	(20,992)	(22,226)	(7,743)	(7,566)
Contract maintenance charges (note 2)	(1,314)	(1,582)	(5,001)	(5,571)	(3,484)	(3,775)	(1,316)	(1,588)
Contingent deferred sales charges (note 2)	(1,253)	(3,367)	(6,397)	(9,479)	(16,787)	(17,757)	(6,001)	(4,802)
Adjustments to maintain reserves	152	1,039	(480)	159	(316)	(176)	(125)	128

Net equity transactions	(1,311,611)	(1,401,098)	(6,310,309)	(7,381,829)	(5,206,532)	(4,673,354)	(1,073,611)	(677,654)

Net change in contract owners’ equity	(1,209,330)	918,125	5,691,496	(7,700,739)	(3,033,023)	1,169,422	1,875,491	(1,324,202)
Contract owners’ equity beginning of period	12,101,044	11,182,919	45,997,124	53,697,863	44,265,515	43,096,093	13,285,411	14,609,613

Contract owners’ equity end of period	$10,891,714	12,101,044	51,688,620	45,997,124	41,232,492	44,265,515	15,160,902	13,285,411

CHANGES IN UNITS:
Beginning units	1,139,208	1,283,775	2,102,015	2,454,856	2,029,935	2,260,344	752,657	787,054
Units purchased	101,061	143,567	182,805	213,999	130,443	223,143	62,709	105,313
Units redeemed	(227,981)	(288,134)	(432,456)	(566,840)	(356,404)	(453,552)	(114,159)	(139,710)

Ending units	1,012,288	1,139,208	1,852,364	2,102,015	1,803,974	2,029,935	701,207	752,657

	WRI2P		WRLTBP		WRMIC		WRMCG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(10,358)	(14,451)	5,733	(550)	(131,128)	(118,818)	(377,811)	(377,543)
Realized gain (loss) on investments	88,209	134,665	(4,607)	4,327	3,435	(171,653)	1,444,755	2,170,916
Change in unrealized gain (loss) on investments	2,747,479	(373,262)	(1,980)	5,960	689,409	356,924	3,726,418	(2,147,308)
Reinvested capital gains	-	147,813	-	-	25,669	811,373	759,263	1,383,372

Net increase (decrease) in contract owners’ equity resulting from operations	2,825,330	(105,235)	(854)	9,737	587,385	877,826	5,552,625	1,029,437

Equity transactions:
Purchase payments received from contract owners (note 3)	257,528	739,153	30,295	147,674	449,178	465,204	638,607	1,159,406
Transfers between funds (note 3)	(214,015)	16,277	(448,413)	1,354,852	(100,388)	(397,320)	(348,361)	(990,366)
Redemptions (note 3)	(1,321,193)	(1,499,320)	(798,860)	(425,211)	(844,309)	(571,736)	(4,258,087)	(4,068,952)
Annuity benefits	(1,656)	(1,870)	(410)	(432)	(1,276)	(1,143)	(6,514)	(5,928)
Contract maintenance charges (note 2)	(1,264)	(1,337)	(176)	(197)	(606)	(630)	(1,840)	(2,054)
Contingent deferred sales charges (note 2)	(2,204)	(4,151)	(3,257)	(2,437)	(1,558)	(2,896)	(6,899)	(10,470)
Adjustments to maintain reserves	(956)	29	(58)	(18)	(171)	(299)	(898)	(234)

Net equity transactions	(1,283,760)	(751,219)	(1,220,879)	1,074,231	(499,130)	(508,820)	(3,983,992)	(3,918,598)

Net change in contract owners’ equity	1,541,570	(856,454)	(1,221,733)	1,083,968	88,255	369,006	1,568,633	(2,889,161)
Contract owners’ equity beginning of period	13,730,063	14,586,517	5,663,115	4,579,147	8,485,453	8,116,447	23,832,481	26,721,642

Contract owners’ equity end of period	$15,271,633	13,730,063	4,441,382	5,663,115	8,573,708	8,485,453	25,401,114	23,832,481

CHANGES IN UNITS:
Beginning units	803,291	846,901	563,881	458,252	397,390	423,192	1,043,311	1,226,761
Units purchased	61,335	122,231	36,412	201,482	36,298	48,006	88,451	164,306
Units redeemed	(127,298)	(165,841)	(157,046)	(95,853)	(58,760)	(73,808)	(243,699)	(347,756)

Ending units	737,328	803,291	443,247	563,881	374,928	397,390	888,063	1,043,311

	WRMMP		WRPAP		WRPCP		WRPMP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(136,514)	(249,544)	(256,449)	76,154	(511,076)	(180,797)	(3,672,700)	(246,465)
Realized gain (loss) on investments	-	-	2,338,626	1,087,190	(138,875)	(788,396)	6,325,918	6,804,815
Change in unrealized gain (loss) on investments	-	-	2,892,462	(5,230,544)	4,209,373	(2,689,896)	40,837,765	(41,736,971)
Reinvested capital gains	1,006	648	3,611,304	5,544,782	3,165,546	4,756,409	34,080,751	48,556,810

Net increase (decrease) in contract owners’ equity resulting from operations	(135,508)	(248,896)	8,585,943	1,477,582	6,724,968	1,097,320	77,571,734	13,378,189

Equity transactions:
Purchase payments received from contract owners (note 3)	8,667,059	10,833,816	490,338	634,234	1,484,543	3,825,461	4,073,914	4,527,522
Transfers between funds (note 3)	9,420,917	14,201,413	(455,766)	(2,860,559)	50,321	1,186,344	8,003	(4,277,140)
Redemptions (note 3)	(20,857,206)	(26,267,374)	(9,208,969)	(9,214,703)	(9,211,832)	(5,925,631)	(53,788,764)	(31,502,238)
Annuity benefits	(13,255)	(16,297)	-	-	-	-	(35,984)	(33,615)
Contract maintenance charges (note 2)	(4,416)	(4,524)	(277,665)	(321,377)	(748,379)	(717,191)	(6,377,278)	(6,318,427)
Contingent deferred sales charges (note 2)	(1,821)	(3,852)	(6,182)	(22,813)	(44,322)	(66,587)	(292,999)	(197,507)
Adjustments to maintain reserves	(249)	(615)	(96)	(54)	(42)	(65)	(120)	105

Net equity transactions	(2,788,971)	(1,257,433)	(9,458,340)	(11,785,272)	(8,469,711)	(1,697,669)	(56,413,228)	(37,801,300)

Net change in contract owners’ equity	(2,924,479)	(1,506,329)	(872,397)	(10,307,690)	(1,744,743)	(600,349)	21,158,506	(24,423,111)
Contract owners’ equity beginning of period	18,743,237	20,249,566	51,297,934	61,605,624	78,186,482	78,786,831	610,752,907	635,176,018

Contract owners’ equity end of period	$15,818,758	18,743,237	50,425,537	51,297,934	76,441,739	78,186,482	631,911,413	610,752,907

CHANGES IN UNITS:
Beginning units	1,921,950	2,047,910	3,550,709	4,408,192	6,080,380	6,216,193	45,102,323	47,975,761
Units purchased	2,870,791	4,293,085	45,501	99,667	343,513	802,743	775,000	1,145,793
Units redeemed	(3,165,846)	(4,419,045)	(640,284)	(957,150)	(972,633)	(938,556)	(4,634,855)	(4,019,231)

Ending units	1,626,895	1,921,950	2,955,926	3,550,709	5,451,260	6,080,380	41,242,468	45,102,323

	WRPMAP		WRPMCP		WRRESP		WRSTP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(3,528,075)	2,218,994	(999,835)	(122,739)	(21,039)	(56,910)	(780,978)	(683,911)
Realized gain (loss) on investments	9,390,636	11,765,345	1,169,378	500,333	524,838	898,603	4,374,795	2,102,818
Change in unrealized gain (loss) on investments	53,442,848	(55,304,330)	10,553,558	(10,693,812)	(1,547,658)	(1,690,714)	5,527,950	(3,488,106)
Reinvested capital gains	43,605,316	62,921,614	8,491,875	13,307,575	1,507,509	1,199,400	4,473,447	1,830,281

Net increase (decrease) in contract owners’ equity resulting from operations	102,910,725	21,601,623	19,214,976	2,991,357	463,650	350,379	13,595,214	(238,918)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,143,940	4,860,577	459,344	1,989,632	254,589	525,634	1,577,102	1,890,352
Transfers between funds (note 3)	(2,631,638)	(15,835,973)	(6,455,012)	731,800	(675,754)	286,650	(1,095,245)	(1,551,411)
Redemptions (note 3)	(70,017,509)	(32,217,161)	(18,069,324)	(10,323,527)	(1,480,885)	(1,402,038)	(6,768,185)	(4,878,838)
Annuity benefits	(221,960)	(6,668)	-	-	(2,233)	(2,366)	(18,269)	(15,890)
Contract maintenance charges (note 2)	(8,040,011)	(7,991,646)	(1,802,495)	(1,823,438)	(1,110)	(1,294)	(4,832)	(4,890)
Contingent deferred sales charges (note 2)	(294,681)	(296,047)	(61,478)	(60,527)	(5,562)	(4,281)	(11,169)	(13,004)
Adjustments to maintain reserves	78,262	799	(122)	17	(179)	(181)	(28)	(66)

Net equity transactions	(75,983,597)	(51,486,119)	(25,929,087)	(9,486,043)	(1,911,134)	(597,876)	(6,320,626)	(4,573,747)

Net change in contract owners’ equity	26,927,128	(29,884,496)	(6,714,111)	(6,494,686)	(1,447,484)	(247,497)	7,274,588	(4,812,665)
Contract owners’ equity beginning of period	705,982,605	735,867,101	182,306,229	188,800,915	13,150,048	13,397,545	46,554,771	51,367,436

Contract owners’ equity end of period	$732,909,733	705,982,605	175,592,118	182,306,229	11,702,564	13,150,048	53,829,359	46,554,771

CHANGES IN UNITS:
Beginning units	49,109,286	52,822,113	13,632,000	14,357,064	580,476	606,982	1,555,156	1,710,367
Units purchased	353,271	794,084	149,244	589,482	44,118	96,836	107,659	161,288
Units redeemed	(5,324,255)	(4,506,911)	(1,978,231)	(1,314,546)	(127,727)	(123,342)	(275,300)	(316,499)

Ending units	44,138,302	49,109,286	11,803,013	13,632,000	496,867	580,476	1,387,515	1,555,156

	WRSCP		WRSCV		WRVP
	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(293,391)	(258,988)	(140,221)	(88,181)	(6,297)	(52,608)
Realized gain (loss) on investments	493,339	539,578	223,810	256,033	316,608	640,271
Change in unrealized gain (loss) on investments	3,044,055	(1,895,892)	(139,343)	1,104,247	1,268,136	(1,275,689)
Reinvested capital gains	476,118	1,838,668	1,121,723	658,635	378,118	2,343,992

Net increase (decrease) in contract owners’ equity resulting from operations	3,720,121	223,366	1,065,969	1,930,734	1,956,565	1,655,966

Equity transactions:
Purchase payments received from contract owners (note 3)	629,836	979,252	180,233	240,353	341,045	391,883
Transfers between funds (note 3)	491,187	(258,118)	60,671	409,900	(337,415)	(587,188)
Redemptions (note 3)	(2,010,263)	(1,802,458)	(1,190,368)	(1,075,502)	(3,261,476)	(3,319,578)
Annuity benefits	(7,854)	(7,635)	(1,626)	(1,399)	(13,378)	(14,046)
Contract maintenance charges (note 2)	(1,419)	(1,558)	(999)	(875)	(2,233)	(2,487)
Contingent deferred sales charges (note 2)	(2,854)	(9,770)	(836)	(620)	(4,785)	(3,834)
Adjustments to maintain reserves	(208)	56	(93)	41	(37)	(27)

Net equity transactions	(901,575)	(1,100,231)	(953,018)	(428,102)	(3,278,279)	(3,535,277)

Net change in contract owners’ equity	2,818,546	(876,865)	112,951	1,502,632	(1,321,714)	(1,879,311)
Contract owners’ equity beginning of period	17,555,068	18,431,933	9,253,274	7,750,642	19,858,149	21,737,460

Contract owners’ equity end of period	$20,373,614	17,555,068	9,366,225	9,253,274	18,536,435	19,858,149

CHANGES IN UNITS:
Beginning units	925,889	980,178	397,680	423,217	960,055	1,154,008
Units purchased	98,352	122,682	35,697	68,879	71,004	87,463
Units redeemed	(133,342)	(176,971)	(73,372)	(94,416)	(225,065)	(281,416)

Ending units	890,899	925,889	360,005	397,680	805,994	960,055

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-12 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on October 24, 2002. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

NATIONWIDE FUNDS GROUP

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)

WADDELL & REED, INC.

Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

Variable Insurance Portfolios - Energy (WRENG)

Variable Insurance Portfolios - Global Bond (WRGBP)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)

Variable Insurance Portfolios - International Core Equity (WRI2P)

Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)

Variable Insurance Portfolios - Value (WRVP)

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.50% to 4.30%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.25% - 1.50% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $50 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Five-Year Enhanced Death Benefit Option	0.05%
One-Year Enhanced Death Benefit Option	0.15%
One-Month Enhanced Death Benefit Option	0.30%
Combination Enhanced Death Benefit Option	0.40% - 0.65%
Combination Enhanced III Death Benefit Option	0.65%
Beneficiary Protector II Option	0.35%
3% Extra Value Credit Option	0.50%
4% Extra Value Credit Option	0.60%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	1.00%
Spousal Protection Annuity Option	0.10%
Rider Charges - assessed annually as a percentage of the rider’s benefit base through a redemption of units
5% Nationwide Lifetime Income Rider	1.00%
7% Nationwide Lifetime Income Rider	1.00% - 1.50%
10% Nationwide Lifetime Income Rider	1.20%
Nationwide Lifetime Income Capture Option	1.50%
Nationwide Lifetime Income Track Option	1.50%
5% Joint Option for the Nationwide Lifetime Income Rider	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider	0.30% - 0.40%
10% Joint Option for the Nationwide Lifetime Income Rider	0.30%
Joint Option for the Nationwide Lifetime Income Capture Option	0.40%
Joint Option for the Nationwide Lifetime Income Track Option	0.40%

The following table provides variable account charges by asset fee rates for the period ended December 31, 2017.

	Total	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC

1.25%	$16,152,907	$9,519	$88,876	$261,921	$69,371	$256,328	$323,540	$102,355
1.30%	4,822,313	160	173,972	16,546	45,332	22,966	29,660	56,417
1.35%	1,225,530	381	26,328	16,172	5,819	40,338	66,429	18,851
1.40%	5,021,317	1,887	36,136	70,552	8,539	75,773	69,960	15,077
1.45%	1,135,499	271	23,308	20,617	3,402	1,325	179	4,489
1.50%	1,784,871	1,069	5,761	24,709	1,982	23,729	54,532	5,143
1.55%	1,134,430	273	9,816	4,105	283	6,244	2,910	14,685
1.60%	636,134	5,264	10,394	3,470	2,214	2,904	930	764
1.65%	1,024,127	376	7,644	3,299	2,833	12,494	8,429	17,088
1.70%	459,970	7,823	15,226	10,738	-	1,174	2,120	1,700
1.75%	537,979	523	3,640	15,675	-	11,492	7,925	228
1.80%	106,694	-	9,572	1,007	-	-	-	1,387
1.85%	717,233	9,370	15,415	-	1,584	27,865	16,535	7,378
1.90%	95,243	297	581	-	-	338	1,262	572
1.95%	294,398	3,014	1,287	-	-	5,630	3,872	-
2.00%	635,024	6,672	12,046	7,514	2,989	22,592	5,040	5,839
2.05%	148,346	364	2,017	-	-	-	-	-
2.10%	261,041	8,818	5,576	377	-	14,008	1,861	-
2.15%	155,002	8,230	-	-	2,304	2,005	2,013	8,966
2.20%	1,178	-	469	-	-	-	-	221
2.25%	41,813	612	579	-	-	8,440	-	2,771
2.30%	7,874	-	1,735	-	-	-	-	-
2.35%	19,610	-	-	-	-	898	-	856
2.40%	80,838	-	8,887	-	-	-	-	-
2.45%	3,095	-	-	-	-	-	-	-
2.50%	16,966	-	-	-	-	-	-	-
2.60%	6,207	696	-	-	-	-	-	-

Totals	$36,525,639	$65,619	$459,265	$456,702	$146,652	$536,543	$597,197	$264,787

	IDPG2	IDPGI2	WRPMAV	WRPMCV	WRPMMV	WRASP	WRBP	WRBDP

1.25%	$7,073	$2,156	$727	$2,651	$3,033	$178,596	$71,066	$87,645
1.30%	535,596	122,010	29,558	340,932	1,642,734	61,180	24,904	18,292
1.35%	50,537	4,282	47	29,584	55,897	26,234	10,413	8,076
1.40%	107,773	14,393	93	23,852	184,265	218,940	114,786	123,715
1.45%	46,238	13,042	8,264	25,575	253,417	38,843	33,752	21,017
1.50%	-	-	-	291	-	107,473	48,726	69,853
1.55%	16,261	6,702	1,933	13,755	77,780	77,079	26,473	42,194
1.60%	3,847	2,783	3,990	10,944	67,581	40,299	23,639	22,932
1.65%	1,950	336	-	909	8,116	76,333	27,783	33,783
1.70%	1,755	-	9,574	4,447	19,001	22,225	11,052	7,527
1.75%	-	-	-	-	-	41,837	22,131	29,164
1.80%	373	371	-	-	-	9,626	3,923	3,779
1.85%	2,903	-	-	-	-	32,735	10,347	8,833
1.90%	-	-	-	-	-	9,534	1,060	355
1.95%	4,530	2,478	8,432	3,220	13,511	12,820	11,125	3,312
2.00%	-	-	-	-	-	25,862	9,746	8,355
2.05%	444	1,178	4,008	-	572	7,341	6,973	2,406
2.10%	-	-	-	-	-	15,858	2,282	2,430
2.15%	-	1,521	-	-	-	3,876	2,603	468
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	60	1,691	-	-	1,677	293	131	9
2.35%	-	-	-	-	-	283	88	8
2.40%	6,769	6,707	-	-	-	1,419	1,300	408
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	971	93	-
2.60%	-	-	-	-	-	915	-	286

Totals	$786,109	$179,650	$66,626	$456,160	$2,327,584	$1,010,572	$464,396	$494,847

	WRCEP	WRDIV	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRIP

1.25%	$128,780	$67,601	$24,061	$9,280	$30,853	$141,313	$81,601	$40,295
1.30%	43,783	16,591	6,854	3,526	8,020	42,766	31,903	16,398
1.35%	19,813	7,658	1,147	1,248	2,299	17,803	8,669	3,102
1.40%	154,447	86,918	19,126	9,331	34,414	136,710	121,475	39,213
1.45%	84,552	8,688	6,602	8,734	5,495	50,425	42,801	8,782
1.50%	89,629	55,587	8,747	8,246	16,975	88,119	81,564	24,862
1.55%	65,702	23,521	17,164	6,215	12,147	46,714	59,521	15,002
1.60%	36,043	8,240	6,417	4,048	5,849	49,740	30,647	14,681
1.65%	48,619	19,489	14,070	7,581	15,362	43,525	54,955	14,817
1.70%	46,222	6,849	12,597	4,236	4,172	23,037	43,627	10,848
1.75%	32,390	17,857	4,306	397	6,554	23,388	27,470	7,790
1.80%	8,922	2,394	2,902	2,178	2,016	3,099	5,296	2,327
1.85%	17,863	12,307	384	432	2,235	21,363	6,754	2,270
1.90%	4,725	1,602	862	-	2,255	3,644	1,982	963
1.95%	19,741	3,219	3,271	565	350	9,106	11,481	6,135
2.00%	23,806	9,152	5,134	-	3,793	20,307	16,286	2,248
2.05%	6,160	2,506	2,146	1,088	343	3,825	23,391	3,233
2.10%	4,828	4,916	1,519	-	4,344	5,686	4,409	913
2.15%	2,411	120	958	-	385	2,390	3,106	1,734
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	78	-	-
2.30%	273	20	10	9	-	388	764	-
2.35%	79	16	-	-	-	183	238	162
2.40%	2,202	-	6,662	-	318	1,400	1,677	603
2.45%	-	-	-	-	-	-	-	-
2.50%	-	191	-	-	-	304	-	-
2.60%	430	491	-	-	-	-	-	-

Totals	$841,420	$355,933	$144,939	$67,114	$158,179	$735,313	$659,617	$216,378

	WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP	WRPAP	WRPCP	WRPMP

1.25%	$38,941	$11,032	$13,779	$54,798	$102,742	$368,890	$413,608	$4,956,518
1.30%	9,891	4,021	8,866	31,377	14,723	22,845	198,620	646,748
1.35%	3,783	1,181	2,786	9,790	9,743	38,763	45,610	325,192
1.40%	49,867	12,185	20,482	67,147	58,045	36,167	162,882	965,934
1.45%	15,082	5,218	11,842	16,379	157	17,317	6,240	148,942
1.50%	20,174	7,494	9,402	37,072	17,355	36,830	43,725	218,426
1.55%	22,147	11,433	12,530	35,372	7,393	23,621	41,698	141,701
1.60%	11,056	5,313	8,603	10,667	1,236	22,087	15,828	55,750
1.65%	12,366	5,694	11,979	21,470	9,854	33,834	39,472	134,294
1.70%	8,817	3,674	7,540	17,549	733	7,232	7,865	32,497
1.75%	6,459	1,584	2,311	13,363	3,897	5,102	6,100	88,142
1.80%	1,525	331	1,588	5,237	-	739	1,614	2,708
1.85%	2,122	139	949	15,013	4,036	25,410	40,875	273,882
1.90%	184	-	665	1,596	-	3,621	1,497	44,173
1.95%	2,469	321	1,479	6,458	1,046	16,813	16,296	47,409
2.00%	4,256	200	4,326	9,241	2	42,622	13,427	217,119
2.05%	3,314	323	2,946	7,880	60	6,403	3,364	28,916
2.10%	2,692	-	1,842	7,052	2,147	12,455	8,122	94,539
2.15%	2,029	1,746	88	1,599	-	2,021	4,161	24,485
2.20%	-	-	-	-	-	-	-	252
2.25%	-	-	-	78	-	776	-	16,904
2.30%	20	9	-	285	-	-	-	-
2.35%	-	-	-	-	1,193	-	1,113	2,343
2.40%	136	-	7,125	7,607	-	126	-	735
2.45%	-	-	-	-	-	-	-	3,095
2.50%	-	-	-	301	89	-	-	12,018
2.60%	-	-	-	480	-	-	-	2,909

Totals	$217,330	$71,898	$131,128	$377,811	$234,451	$723,674	$1,072,117	$8,485,631

	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP

1.25%	$6,640,919	$1,312,854	$32,098	$108,679	$29,580	$25,997	$53,831
1.30%	254,692	227,250	14,431	57,182	24,414	5,113	12,040
1.35%	238,637	97,844	4,504	13,422	4,180	1,962	7,006
1.40%	1,404,177	268,482	26,461	142,459	51,537	31,779	56,338
1.45%	32,502	45,420	11,157	67,929	25,472	6,222	15,802
1.50%	416,865	77,199	18,660	76,254	30,527	15,085	42,806
1.55%	103,144	53,731	19,149	61,861	21,778	13,187	19,206
1.60%	35,862	22,714	8,969	48,669	18,603	5,975	7,182
1.65%	156,964	60,105	10,437	54,258	23,947	11,378	18,284
1.70%	13,300	15,428	9,116	45,871	16,382	2,178	5,838
1.75%	79,216	13,854	8,772	26,487	11,792	4,890	13,243
1.80%	10,139	5,369	2,174	9,307	4,307	1,575	909
1.85%	20,948	95,307	5,472	12,706	5,795	7,371	10,635
1.90%	1,749	5,596	561	3,525	384	640	1,020
1.95%	28,956	11,117	3,390	21,387	3,985	1,564	4,609
2.00%	65,487	63,968	2,616	8,808	5,011	1,271	9,289
2.05%	5,842	142	1,247	9,357	7,903	733	1,921
2.10%	12,596	30,153	2,566	3,245	1,352	1,771	2,684
2.15%	36,100	33,958	67	1,659	950	952	2,097
2.20%	-	236	-	-	-	-	-
2.25%	10,215	1,325	35	-	-	-	-
2.30%	-	-	123	130	-	-	247
2.35%	-	12,150	-	-	-	-	-
2.40%	1,988	10,464	344	7,783	5,492	578	108
2.45%	-	-	-	-	-	-	-
2.50%	2,999	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-

Totals	$9,573,297	$2,464,666	$182,349	$780,978	$293,391	$140,221	$285,095

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $4,077,965 and $6,343,668, respectively, and total transfers from the Separate Account to the fixed account were $5,417,510 and $9,040,240, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For Purchase Payment Credits to Select Preferred Annuity contracts, the Company contributed $55,719 and $118,215 to the Separate Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $238,788 and $1,668,377 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$2,689,733,991	$-	$-	$2,689,733,991

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	$457,580	$1,947,845
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	5,464,330	4,122,649
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	5,661,418	3,284,775
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	2,009,466	2,350,536
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	3,988,146	6,363,743
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	3,972,976	9,943,000
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	1,535,432	2,571,324
NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)	9,542,540	1,874,726
NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)	1,564,615	476,085
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)	272,534	309,281
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)	4,229,663	1,259,433
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)	23,603,972	6,761,241
Variable Insurance Portfolios - Asset Strategy (WRASP)	1,216,922	13,989,987
Variable Insurance Portfolios - Balanced (WRBP)	2,172,242	5,167,023
Variable Insurance Portfolios - Bond (WRBDP)	1,794,056	6,965,543
Variable Insurance Portfolios - Core Equity (WRCEP)	3,582,324	8,831,564
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)	1,331,228	5,377,540
Variable Insurance Portfolios - Energy (WRENG)	1,416,372	2,165,120
Variable Insurance Portfolios - Global Bond (WRGBP)	427,053	1,122,717
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	478,775	1,927,995
Variable Insurance Portfolios - Growth (WRGP)	6,281,708	8,763,099
Variable Insurance Portfolios - High Income (WRHIP)	3,965,805	7,385,010
Variable Insurance Portfolios - International Growth (WRIP)	1,242,964	2,142,088
Variable Insurance Portfolios - International Core Equity (WRI2P)	987,949	2,285,871
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)	311,157	1,526,352
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)	601,843	1,207,673
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	1,516,579	5,122,277
Variable Insurance Portfolios - Money Market (WRMMP)	11,490,627	14,415,384
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	4,747,668	10,851,223
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)	7,012,196	12,827,529
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)	41,924,976	67,930,944
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)	51,792,976	87,698,733
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)	10,799,097	29,236,237
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	2,315,454	2,742,679
Variable Insurance Portfolios - Science and Technology (WRSTP)	6,165,627	8,793,229
Variable Insurance Portfolios - Small Cap Growth (WRSCP)	1,830,038	2,548,900
Variable Insurance Portfolios - Small Cap Value (WRSCV)	1,729,718	1,701,319
Variable Insurance Portfolios - Value (WRVP)	1,223,112	4,129,684

	$230,661,138	$358,120,358

(5) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2017	1.25%	to	2.60%	194,831	$15.33	to	$13.24	$2,885,133	1.18%	16.95%	to	15.36%
2016	1.25%	to	2.60%	324,952	13.11	to	11.48	4,038,983	1.80%	8.10%	to	6.63%
2015	1.25%	to	2.60%	314,243	12.13	to	10.76	3,633,326	1.51%	-2.24%	to	-3.57%
2014	1.25%	to	2.60%	292,218	12.40	to	11.16	3,471,588	1.57%	3.67%	to	2.26%
2013	1.25%	to	2.60%	359,927	11.96	to	10.91	4,129,773	1.67%	25.66%	to	23.94%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2017	1.25%	to	2.40%	1,904,366	17.70	to	15.99	33,240,032	1.80%	9.75%	to	8.47%
2016	1.25%	to	2.40%	1,872,012	16.13	to	14.74	29,848,119	2.36%	4.98%	to	3.76%
2015	1.25%	to	2.40%	1,180,649	15.36	to	14.21	17,925,386	1.80%	-1.42%	to	-2.57%
2014	1.25%	to	2.40%	1,058,388	15.58	to	14.58	16,304,434	1.77%	3.28%	to	2.08%
2013	1.25%	to	2.20%	939,574	15.09	to	14.42	14,053,051	1.90%	12.01%	to	10.93%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2017	1.25%	to	2.00%	1,749,627	21.09	to	19.74	36,628,342	1.73%	13.38%	to	12.52%
2016	1.25%	to	2.10%	1,700,773	18.60	to	17.41	31,421,657	2.20%	6.40%	to	5.48%
2015	1.25%	to	2.15%	1,183,791	17.48	to	16.45	20,597,087	1.53%	-1.78%	to	-2.67%
2014	1.25%	to	2.15%	1,173,728	17.80	to	16.90	20,814,096	1.77%	3.90%	to	2.95%
2013	1.25%	to	2.15%	1,128,716	17.13	to	16.42	19,276,759	1.83%	18.00%	to	16.93%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2017	1.25%	to	2.00%	873,905	12.69	to	11.70	11,013,564	1.91%	4.37%	to	3.57%
2016	1.25%	to	2.15%	926,166	12.16	to	11.13	11,182,286	2.05%	2.96%	to	2.03%
2015	1.25%	to	2.15%	856,827	11.81	to	10.91	10,042,727	1.84%	-0.99%	to	-1.89%
2014	1.25%	to	2.00%	803,886	11.93	to	11.25	9,532,993	1.88%	2.59%	to	1.81%
2013	1.25%	to	2.00%	765,318	11.63	to	11.05	8,855,649	1.89%	3.52%	to	2.74%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2017	1.25%	to	2.35%	2,629,663	14.70	to	13.04	38,045,062	1.71%	11.52%	to	10.28%
2016	1.25%	to	2.35%	2,971,339	13.18	to	11.83	38,627,833	1.91%	5.81%	to	4.63%
2015	1.25%	to	2.35%	3,012,659	12.46	to	11.30	37,092,664	1.56%	-1.58%	to	-2.68%
2014	1.25%	to	2.35%	3,293,406	12.66	to	11.62	41,273,932	1.67%	3.87%	to	2.71%
2013	1.25%	to	2.45%	3,562,899	12.19	to	11.23	42,919,585	1.68%	15.17%	to	13.77%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2017	1.25%	to	2.15%	2,845,486	15.21	to	13.79	42,887,279	1.55%	15.22%	to	14.18%
2016	1.25%	to	2.15%	3,474,744	13.20	to	12.08	45,455,334	1.67%	7.13%	to	6.16%
2015	1.25%	to	2.45%	4,072,684	12.32	to	11.08	49,780,437	1.44%	-1.97%	to	-3.16%
2014	1.25%	to	2.45%	4,486,805	12.57	to	11.44	55,916,314	1.66%	3.65%	to	2.39%
2013	1.25%	to	2.45%	4,893,842	12.12	to	11.17	58,776,384	1.67%	20.85%	to	19.38%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2017	1.25%	to	2.35%	1,380,180	13.88	to	12.31	18,886,883	1.80%	7.85%	to	6.65%
2016	1.25%	to	2.35%	1,525,851	12.87	to	11.54	19,368,532	1.97%	4.39%	to	3.23%
2015	1.25%	to	2.35%	1,536,453	12.32	to	11.18	18,707,458	1.65%	-1.28%	to	-2.38%
2014	1.25%	to	2.50%	1,597,884	12.48	to	11.32	19,711,967	1.87%	3.43%	to	2.12%
2013	1.25%	to	2.50%	1,468,914	12.07	to	11.09	17,568,334	1.75%	9.11%	to	7.73%
NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)
2017	1.25%	to	2.40%	5,341,688	12.50	to	11.83	66,482,109	1.77%	15.50%	to	14.16%
2016	1.25%	to	2.40%	4,761,203	10.82	to	10.37	51,345,430	1.95%	5.62%	to	4.39%
2015	1.25%	to	2.40%	3,422,681	10.25	to	9.93	34,972,792	1.92%	-5.16%	to	-6.26%
2014	1.25%	to	2.40%	2,068,500	10.80	to	10.59	22,306,867	1.92%	0.46%	to	-0.71%
2013	1.25%	to	1.45%	539,397	10.75	to	10.74	5,796,426	2.53%	7.53%	to	7.38%	****
NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)
2017	1.25%	to	2.40%	1,198,821	12.12	to	11.47	14,441,768	1.85%	12.61%	to	11.30%
2016	1.25%	to	2.40%	1,120,857	10.76	to	10.31	12,005,553	1.92%	4.39%	to	3.18%
2015	1.30%	to	2.40%	923,437	10.30	to	9.99	9,486,171	1.91%	-4.50%	to	-5.56%
2014	1.30%	to	2.40%	513,067	10.78	to	10.58	5,520,393	2.38%	1.12%	to	0.00%
2013	1.30%	to	2.15%	112,297	10.66	to	10.60	1,196,578	3.04%	6.61%	to	5.99%	****
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
2017	1.25%	to	2.05%	379,324	12.55	to	12.11	4,709,933	0.45%	14.25%	to	13.33%
2016	1.30%	to	2.05%	389,760	10.96	to	10.68	4,243,773	0.90%	1.03%	to	0.27%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2015	1.30%	to	2.05%	407,874	10.85	to	10.66	4,405,806	0.00%	-2.00%	to	-2.74%
2014	1.30%	to	2.05%	209,113	11.07	to	10.96	2,305,722	1.93%	2.56%	to	1.78%
2013	1.30%	to	1.70%	56,681	10.80	to	10.78	611,278	0.00%	7.96%	to	7.80%	****
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
2017	1.25%	to	1.95%	3,178,533	11.69	to	11.33	37,017,474	0.42%	10.45%	to	9.67%
2016	1.25%	to	1.95%	2,948,397	10.58	to	10.33	31,112,821	0.54%	-0.06%	to	-0.76%
2015	1.25%	to	1.95%	2,411,152	10.59	to	10.41	25,477,682	0.00%	-1.76%	to	-2.46%
2014	1.25%	to	1.95%	1,494,241	10.78	to	10.67	16,089,464	0.95%	1.77%	to	1.05%
2013	1.30%	to	1.70%	402,305	10.59	to	10.57	4,259,486	0.00%	5.90%	to	5.73%	****
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
2017	1.25%	to	2.30%	15,645,980	12.20	to	11.64	190,060,598	0.45%	12.38%	to	11.19%
2016	1.25%	to	2.30%	14,451,880	10.86	to	10.47	156,363,456	0.57%	0.54%	to	-0.52%
2015	1.25%	to	2.05%	11,313,076	10.80	to	10.59	121,855,266	0.00%	-1.67%	to	-2.47%
2014	1.25%	to	1.95%	6,428,156	10.98	to	10.87	70,482,364	0.99%	2.45%	to	1.73%
2013	1.30%	to	1.70%	1,453,290	10.72	to	10.70	15,568,312	0.00%	7.15%	to	6.98%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2017	1.25%	to	2.60%	2,429,938	27.79	to	22.97	66,189,451	1.52%	16.80%	to	15.21%
2016	1.25%	to	2.60%	2,939,549	23.79	to	19.94	68,574,375	0.59%	-3.78%	to	-5.09%
2015	1.25%	to	2.60%	3,830,913	24.73	to	21.01	92,868,866	0.37%	-9.49%	to	-10.73%
2014	1.25%	to	2.60%	4,606,057	27.32	to	23.54	123,426,393	0.49%	-6.45%	to	-7.73%
2013	1.25%	to	2.60%	5,377,334	29.20	to	25.51	153,942,213	1.29%	23.57%	to	21.88%
Variable Insurance Portfolios - Balanced (WRBP)
2017	1.25%	to	2.50%	1,442,927	21.56	to	18.08	30,638,032	1.62%	9.98%	to	8.59%
2016	1.25%	to	2.50%	1,635,291	19.61	to	16.65	31,654,943	1.36%	0.76%	to	-0.51%
2015	1.25%	to	2.50%	1,795,512	19.46	to	16.74	34,519,806	0.92%	-1.57%	to	-2.82%
2014	1.25%	to	2.50%	1,899,205	19.77	to	17.22	37,134,598	0.94%	6.23%	to	4.89%
2013	1.25%	to	2.50%	1,983,954	18.61	to	16.42	36,453,506	1.43%	22.15%	to	20.61%
Variable Insurance Portfolios - Bond (WRBDP)
2017	1.25%	to	2.60%	2,340,899	13.78	to	11.39	31,511,733	1.63%	2.72%	to	1.32%
2016	1.25%	to	2.60%	2,746,268	13.41	to	11.24	36,067,498	2.33%	2.74%	to	1.34%
2015	1.25%	to	2.60%	2,983,728	13.05	to	11.09	38,197,955	2.92%	-1.05%	to	-2.40%
2014	1.25%	to	2.60%	3,397,417	13.19	to	11.37	43,974,857	3.79%	3.03%	to	1.62%
2013	1.25%	to	2.60%	3,687,661	12.81	to	11.18	46,382,804	3.56%	-3.31%	to	-4.64%
Variable Insurance Portfolios - Core Equity (WRCEP)
2017	1.25%	to	2.60%	2,034,888	28.50	to	23.56	56,924,968	0.44%	19.25%	to	17.62%
2016	1.25%	to	2.60%	2,301,348	23.90	to	20.03	54,093,590	0.45%	2.45%	to	1.05%
2015	1.25%	to	2.60%	2,637,903	23.33	to	19.82	60,683,940	0.36%	-1.94%	to	-3.28%
2014	1.25%	to	2.60%	2,872,725	23.79	to	20.50	67,341,996	0.49%	8.31%	to	6.83%
2013	1.25%	to	2.60%	3,081,130	21.97	to	19.19	66,623,510	0.54%	31.84%	to	30.04%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2017	1.25%	to	2.60%	1,047,662	22.74	to	18.80	23,176,497	1.29%	14.12%	to	12.57%
2016	1.25%	to	2.60%	1,281,688	19.93	to	16.70	24,834,040	1.25%	5.62%	to	4.18%
2015	1.25%	to	2.60%	1,546,054	18.86	to	16.03	28,311,038	1.32%	-3.28%	to	-4.60%
2014	1.25%	to	2.60%	1,905,608	19.50	to	16.80	36,056,903	1.16%	8.47%	to	6.98%
2013	1.25%	to	2.60%	2,168,321	17.98	to	15.71	37,833,546	1.59%	27.99%	to	26.24%
Variable Insurance Portfolios - Energy (WRENG)
2017	1.25%	to	2.40%	864,203	10.83	to	9.44	9,028,210	0.72%	-13.73%	to	-14.74%
2016	1.25%	to	2.40%	936,238	12.55	to	11.07	11,400,376	0.14%	32.87%	to	31.33%
2015	1.25%	to	2.40%	926,804	9.44	to	8.43	8,518,989	0.06%	-23.12%	to	-24.02%
2014	1.25%	to	2.50%	861,021	12.28	to	11.00	10,341,889	0.00%	-11.68%	to	-12.80%
2013	1.25%	to	2.50%	758,186	13.91	to	12.61	10,373,669	0.00%	26.16%	to	24.56%
Variable Insurance Portfolios - Global Bond (WRGBP)
2017	1.25%	to	2.30%	395,190	10.77	to	10.03	4,184,604	2.83%	2.97%	to	1.88%
2016	1.25%	to	2.30%	466,442	10.46	to	9.85	4,820,950	3.63%	5.70%	to	4.58%
2015	1.25%	to	2.30%	513,601	9.90	to	9.42	5,034,992	3.74%	-3.87%	to	-4.89%
2014	1.25%	to	2.05%	537,675	10.30	to	10.00	5,494,783	2.39%	-1.07%	to	-1.87%
2013	1.25%	to	2.05%	416,943	10.41	to	10.19	4,315,292	0.00%	0.47%	to	-0.34%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2017	1.25%	to	2.40%	1,012,288	11.05	to	9.53	10,856,229	0.14%	1.68%	to	0.50%
2016	1.25%	to	2.40%	1,139,208	10.86	to	9.48	12,059,020	0.70%	22.27%	to	20.85%
2015	1.25%	to	2.40%	1,283,775	8.88	to	7.85	11,145,682	0.10%	-23.37%	to	-24.26%
2014	1.25%	to	2.50%	1,370,403	11.59	to	10.26	15,569,664	0.00%	-14.12%	to	-15.21%
2013	1.25%	to	2.60%	1,464,541	13.50	to	11.99	19,409,219	0.00%	6.45%	to	5.00%
Variable Insurance Portfolios - Growth (WRGP)
2017	1.25%	to	2.50%	1,852,364	27.76	to	23.28	50,905,518	0.25%	27.73%	to	26.12%
2016	1.25%	to	2.50%	2,102,015	21.73	to	18.46	45,275,582	0.02%	-0.04%	to	-1.30%
2015	1.25%	to	2.50%	2,454,856	21.74	to	18.70	52,906,727	0.11%	5.83%	to	4.49%
2014	1.25%	to	2.50%	2,679,747	20.54	to	17.90	54,481,411	0.41%	10.41%	to	9.02%
2013	1.25%	to	2.60%	3,084,493	18.61	to	16.25	56,608,873	0.43%	34.75%	to	32.91%
Variable Insurance Portfolios - High Income (WRHIP)
2017	1.25%	to	2.40%	1,803,974	23.02	to	19.58	40,817,198	5.63%	5.35%	to	4.13%
2016	1.25%	to	2.40%	2,029,935	21.85	to	18.80	43,834,844	7.34%	14.74%	to	13.41%
2015	1.25%	to	2.40%	2,260,344	19.05	to	16.58	42,681,829	6.16%	-7.67%	to	-8.75%
2014	1.25%	to	2.50%	2,433,200	20.63	to	17.97	49,955,211	4.82%	0.63%	to	-0.64%
2013	1.25%	to	2.60%	2,383,790	20.50	to	17.91	48,871,027	4.80%	9.12%	to	7.63%
Variable Insurance Portfolios - International Growth (WRIP)
2017	1.25%	to	2.40%	701,207	21.68	to	18.44	15,044,590	0.05%	22.97%	to	21.54%
2016	1.25%	to	2.40%	752,657	17.63	to	15.17	13,172,491	0.22%	-4.25%	to	-5.36%
2015	1.25%	to	2.40%	787,054	18.42	to	16.03	14,475,572	0.42%	2.10%	to	0.91%
2014	1.25%	to	2.40%	863,081	18.04	to	15.89	15,670,559	2.12%	-0.31%	to	-1.47%
2013	1.25%	to	2.60%	923,990	18.09	to	15.80	16,885,242	0.91%	17.74%	to	16.13%
Variable Insurance Portfolios - International Core Equity (WRI2P)
2017	1.25%	to	2.40%	737,328	21.01	to	17.87	15,180,097	1.41%	21.62%	to	20.21%
2016	1.25%	to	2.40%	803,291	17.27	to	14.86	13,648,958	1.35%	-0.18%	to	-1.34%
2015	1.25%	to	2.40%	846,901	17.31	to	15.07	14,498,837	1.29%	-2.18%	to	-3.32%
2014	1.25%	to	2.40%	888,370	17.69	to	15.58	15,580,236	2.50%	0.18%	to	-0.99%
2013	1.25%	to	2.15%	899,787	17.66	to	16.14	15,792,677	1.64%	23.35%	to	22.23%
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
2017	1.25%	to	2.30%	443,247	10.17	to	9.47	4,437,049	1.60%	0.14%	to	-0.92%
2016	1.25%	to	2.30%	563,881	10.15	to	9.56	5,658,419	1.47%	0.67%	to	-0.40%
2015	1.25%	to	2.30%	458,252	10.09	to	9.60	4,574,087	1.59%	-0.39%	to	-1.45%
2014	1.25%	to	2.15%	475,512	10.13	to	9.79	4,774,230	0.55%	-0.29%	to	-1.20%
2013	1.25%	to	2.15%	405,057	10.16	to	9.91	4,089,786	0.00%	-1.78%	to	-2.68%
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2017	1.25%	to	2.40%	374,928	23.70	to	20.16	8,553,976	0.00%	7.47%	to	6.22%
2016	1.25%	to	2.40%	397,390	22.05	to	18.98	8,465,290	0.00%	11.88%	to	10.58%
2015	1.25%	to	2.40%	423,192	19.71	to	17.16	8,096,733	0.00%	-10.30%	to	-11.34%
2014	1.25%	to	2.50%	465,081	21.97	to	19.14	9,967,518	0.00%	-2.97%	to	-4.20%
2013	1.25%	to	2.50%	453,346	22.65	to	19.98	10,095,361	0.00%	55.32%	to	53.36%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2017	1.25%	to	2.60%	888,063	29.46	to	24.78	25,332,768	0.00%	25.31%	to	23.61%
2016	1.25%	to	2.60%	1,043,311	23.51	to	20.04	23,777,944	0.00%	4.79%	to	3.36%
2015	1.25%	to	2.60%	1,226,761	22.43	to	19.39	26,661,434	0.00%	-6.96%	to	-8.23%
2014	1.25%	to	2.60%	1,330,649	24.11	to	21.13	31,122,712	0.00%	6.52%	to	5.06%
2013	1.25%	to	2.60%	1,506,303	22.63	to	20.11	33,099,720	0.00%	28.31%	to	26.56%
Variable Insurance Portfolios - Money Market (WRMMP)
2017	1.25%	to	2.50%	1,626,895	9.84	to	8.23	15,795,655	0.57%	-0.67%	to	-1.92%
2016	1.25%	to	2.50%	1,921,950	9.90	to	8.39	18,701,951	0.12%	-1.12%	to	-2.37%
2015	1.25%	to	2.50%	2,047,910	10.01	to	8.59	20,197,371	0.02%	-1.23%	to	-2.48%
2014	1.25%	to	2.50%	2,500,744	10.14	to	8.81	24,878,936	0.02%	-1.23%	to	-2.48%
2013	1.25%	to	2.50%	2,358,014	10.27	to	9.04	23,906,741	0.02%	-1.23%	to	-2.48%
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2017	1.25%	to	2.40%	2,955,926	17.32	to	15.44	50,425,537	0.91%	18.34%	to	16.97%
2016	1.25%	to	2.40%	3,550,709	14.64	to	13.20	51,297,934	1.53%	3.50%	to	2.30%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2015	1.25%	to	2.40%	4,408,192	14.14	to	12.90	61,605,624	2.71%	-0.92%	to	-2.07%
2014	1.25%	to	2.40%	4,511,626	14.28	to	13.18	63,753,331	0.85%	3.55%	to	2.34%
2013	1.25%	to	2.35%	4,859,884	13.79	to	12.91	66,465,597	1.28%	25.54%	to	24.14%
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2017	1.25%	to	2.35%	5,451,260	14.19	to	12.71	76,441,739	0.72%	9.13%	to	7.92%
2016	1.25%	to	2.35%	6,080,380	13.00	to	11.78	78,186,482	1.14%	1.56%	to	0.43%
2015	1.25%	to	2.35%	6,216,193	12.80	to	11.73	78,786,831	1.15%	-0.81%	to	-1.91%
2014	1.25%	to	2.50%	6,313,031	12.91	to	11.83	80,719,343	1.06%	2.10%	to	0.81%
2013	1.25%	to	2.50%	6,330,533	12.64	to	11.74	79,224,413	1.37%	13.31%	to	11.88%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2017	1.25%	to	2.60%	41,242,468	15.47	to	13.51	631,714,371	0.77%	13.27%	to	11.72%
2016	1.25%	to	2.60%	45,102,323	13.65	to	12.09	610,546,315	1.31%	2.35%	to	0.96%
2015	1.25%	to	2.60%	47,975,761	13.34	to	11.98	634,941,188	1.69%	-0.94%	to	-2.29%
2014	1.25%	to	2.50%	49,218,518	13.47	to	12.34	658,278,185	1.04%	2.93%	to	1.63%
2013	1.25%	to	2.50%	50,130,007	13.08	to	12.15	652,211,567	1.14%	19.32%	to	17.81%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2017	1.25%	to	2.50%	44,138,302	16.65	to	14.69	730,919,626	0.83%	15.26%	to	13.81%
2016	1.25%	to	2.50%	49,109,286	14.45	to	12.91	705,863,816	1.62%	3.22%	to	1.91%
2015	1.25%	to	2.50%	52,822,113	14.00	to	12.67	735,745,809	2.31%	-1.19%	to	-2.44%
2014	1.25%	to	2.50%	54,584,907	14.17	to	12.99	769,558,211	1.03%	3.31%	to	2.00%
2013	1.25%	to	2.50%	56,229,706	13.71	to	12.73	767,868,896	1.18%	22.27%	to	20.72%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2017	1.25%	to	2.40%	11,803,013	15.05	to	13.41	175,592,118	0.81%	11.36%	to	10.07%
2016	1.25%	to	2.40%	13,632,000	13.51	to	12.18	182,306,229	1.29%	1.82%	to	0.63%
2015	1.25%	to	2.40%	14,357,064	13.27	to	12.11	188,800,915	1.49%	-0.93%	to	-2.08%
2014	1.25%	to	2.50%	15,276,494	13.39	to	12.28	202,850,405	0.98%	2.58%	to	1.28%
2013	1.25%	to	2.50%	15,930,806	13.06	to	12.12	206,451,812	1.30%	16.24%	to	14.77%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2017	1.25%	to	2.40%	496,867	24.22	to	20.70	11,656,511	1.31%	4.07%	to	2.86%
2016	1.25%	to	2.40%	580,476	23.27	to	20.12	13,100,841	1.06%	2.97%	to	1.77%
2015	1.25%	to	2.40%	606,982	22.60	to	19.77	13,345,158	1.02%	3.47%	to	2.27%
2014	1.25%	to	2.40%	668,668	21.84	to	19.34	14,276,176	1.00%	28.54%	to	27.05%
2013	1.25%	to	2.60%	671,367	16.99	to	14.93	11,185,673	1.13%	-0.13%	to	-1.50%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2017	1.25%	to	2.40%	1,387,515	38.87	to	33.06	53,340,307	0.00%	30.47%	to	28.96%
2016	1.25%	to	2.40%	1,555,156	29.79	to	25.64	46,156,073	0.00%	0.28%	to	-0.89%
2015	1.25%	to	2.40%	1,710,367	29.71	to	25.87	50,934,844	0.00%	-4.09%	to	-5.21%
2014	1.25%	to	2.50%	1,715,048	30.98	to	26.99	53,526,419	0.00%	1.62%	to	0.34%
2013	1.25%	to	2.60%	1,717,644	30.49	to	26.63	53,106,512	0.00%	54.43%	to	52.32%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2017	1.25%	to	2.40%	890,899	22.80	to	19.39	20,149,324	0.00%	21.58%	to	20.17%
2016	1.25%	to	2.40%	925,889	18.76	to	16.14	17,345,207	0.00%	1.63%	to	0.45%
2015	1.25%	to	2.40%	980,178	18.45	to	16.07	18,208,477	0.00%	0.61%	to	-0.56%
2014	1.25%	to	2.50%	1,005,488	18.34	to	15.98	18,709,729	0.00%	0.32%	to	-0.95%
2013	1.25%	to	2.60%	1,017,289	18.28	to	15.97	19,030,333	0.00%	41.57%	to	39.64%
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2017	1.25%	to	2.40%	360,005	26.42	to	22.47	9,319,768	0.00%	12.31%	to	11.00%
2016	1.25%	to	2.40%	397,680	23.52	to	20.24	9,206,054	0.38%	27.27%	to	25.79%
2015	1.25%	to	2.40%	423,217	18.48	to	16.09	7,710,048	0.09%	-6.77%	to	-7.85%
2014	1.25%	to	2.40%	487,151	19.82	to	17.46	9,551,118	0.09%	5.71%	to	4.48%
2013	1.25%	to	2.35%	545,239	18.75	to	16.80	10,135,455	0.84%	31.86%	to	30.39%
Variable Insurance Portfolios - Value (WRVP)
2017	1.25%	to	2.40%	805,994	22.54	to	19.17	18,215,229	1.45%	11.09%	to	9.80%
2016	1.25%	to	2.40%	960,055	20.29	to	17.46	19,524,993	1.23%	9.75%	to	8.48%
2015	1.25%	to	2.40%	1,154,008	18.48	to	16.09	21,403,174	0.80%	-5.12%	to	-6.22%
2014	1.25%	to	2.50%	1,445,787	19.48	to	16.97	28,164,399	1.09%	9.56%	to	8.17%
2013	1.25%	to	2.50%	1,623,037	17.78	to	15.69	28,715,917	0.80%	33.65%	to	31.96%

2017	Reserves for annuity contracts in payout phase:								$7,084,406
2017	Contract Owners’ Equity:								$2,689,733,688
2016	Reserves for annuity contracts in payout phase:								$5,064,568
2016	Contract Owners’ Equity:								$2,589,652,560
2015	Reserves for annuity contracts in payout phase:								$5,429,178
2015	Contract Owners’ Equity:								$2,634,261,906
2014	Reserves for annuity contracts in payout phase:								$6,312,615
2014	Contract Owners’ Equity:								$2,735,201,961
2013	Reserves for annuity contracts in payout phase:								$6,312,292
2013	Contract Owners’ Equity:								$2,678,403,268

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.